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                                                          MUTUAL OF AMERICA
                                                          INVESTMENT CORPORATION

                                                          320 PARK AVENUE
                                                          NEW YORK NY 10022-6839
                                                          212 224 1600
May 6, 2004                                               212 224 2500 FAX

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Mutual of America Investment Corporation
     Registration Statement on Form N-1-A (File no. 033-06486; 811-05084) Certification pursuant to Rule 497(j) of the Securities Act of 1933

Commissioners:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933 that the form of Prospectus that would have been filed by Registrant pursuant to Rule 497(b) would not have differed from that contained in the most recent amendment to registration statement, filed on April 30, 2004, and that the text of the most recent amendment to registration statement has been filed electronically.

Sincerely,


/s/ Thomas L. Martin

Thomas L. Martin
Senior Vice President and
Associate General Counsel









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                                        MUTUAL OF AMERICA INVESTMENT CORPORATION
                        A SUBSIDIARY OF MUTUAL OF AMERICA LIFE INSURANCE COMPANY